PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.5%
Asset-Backed Securities — 6.0%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	07/15/31	2,500	$2,463,193
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32	5,000	4,926,887
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31	2,500	2,472,335
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
6.709%(c)	10/25/31	4,750	4,759,937
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	01/15/31	2,000	1,979,542
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	2,000	2,001,954
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.955%(c)	02/20/30	4,025	3,979,597
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31	4,800	4,744,501
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	2,250	2,253,245

Total Asset-Backed Securities (cost $29,443,898)			29,581,191
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $78,710; purchased 06/23/20 - 10/01/22)(f)
7.000%	04/17/23(oo)	486	55,891
(cost $78,710)
Corporate Bonds — 79.9%
Advertising — 0.4%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	2,450	1,852,940
Aerospace & Defense — 2.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	2,111,410
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.930%	05/01/60	725	$724,727
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,025	995,849
7.125%	06/15/26	1,150	1,157,118
7.500%	03/15/25	462	462,000
7.500%	02/01/29(a)	1,741	1,773,644
7.875%	04/15/27(a)	3,725	3,768,024
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	725	725,302
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26(a)	600	588,000
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	400	355,325
5.500%	11/15/27	775	730,849
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	600	600,471
			13,992,719
Agriculture — 0.3%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,267,620
Airlines — 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	300	291,750
11.750%	07/15/25	925	1,010,526
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	125	122,833
5.750%	04/20/29	1,125	1,076,119
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	402,420
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	613,697
4.625%	04/15/29	440	397,940
			3,915,285
Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	250	213,587
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,650	1,340,910
			1,554,497
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 1.6%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	$234,324
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	2,150	1,636,708
5.291%	12/08/46	3,575	2,900,150
7.400%	11/01/46	550	564,599
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	375	319,947
6.950%	03/06/26	400	406,127
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	733,230
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28(a)	1,150	1,056,146
			7,851,231
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	1,180,594
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	358,750
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	865	834,066
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	465,500
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	387,397
4.500%	02/15/32	475	383,148
5.375%	11/15/27	175	165,400
5.625%	06/15/28(a)	50	46,955
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	625	563,079
			4,384,889
Banks — 0.3%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	505,966
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	350	284,596
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	725	517,084
			1,307,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 1.6%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	$509,054
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	975	696,732
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	600	571,201
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	750	695,094
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25(a)	350	326,528
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	275	228,250
5.375%	02/01/28	325	310,375
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	750	632,714
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,323	1,241,222
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	525	421,057
4.375%	07/15/30	1,050	911,665
4.750%	01/15/28	600	560,127
5.000%	02/15/27	690	657,310
			7,761,329
Chemicals — 2.4%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	1,713,064
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	250	199,816
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	225	152,608
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	305	282,689
Gtd. Notes, 144A
4.625%	11/15/29(a)	620	513,414
5.750%	11/15/28(a)	315	282,995
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%
10.250%	09/01/27	1,110	1,001,761
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	1,005	978,619

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	950	$696,505
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	190	186,947
5.250%	06/01/27	506	460,166
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	408,850
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,370	1,313,657
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	740	604,025
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	351,687
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27(a)	651	666,492
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	1,395	1,167,922
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	325	275,632
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $1,673,031; purchased 06/29/17 - 02/22/22)(f)
5.750%	07/15/25	1,770	212,400
Sr. Sec’d. Notes, 144A (original cost $490,040; purchased 05/08/20)(f)
9.500%	07/01/25	500	300,000
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	150,303
			11,919,552
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	323	336,421
Commercial Services — 4.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	340	322,502
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,060	1,018,058
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,211,365
9.750%	07/15/27	2,200	1,956,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,260	$1,066,275
4.625%	06/01/28	1,065	894,600
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	353,406
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	900	797,791
4.625%	10/01/27	225	209,527
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	220,788
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	500,311
5.750%	07/15/27(a)	575	540,515
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	205	203,070
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	290,299
3.750%	10/01/30	225	201,644
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	225	202,170
5.000%	12/01/29	425	351,768
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,700	2,249,421
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,600	1,289,041
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	500	451,645
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31(a)	750	659,516
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	387,263
3.875%	02/15/31	175	154,399
4.000%	07/15/30	100	89,907
4.875%	01/15/28(a)	3,500	3,346,838
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,860	2,862,883
			21,831,471

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.7%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	$176,500
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	1,110	927,198
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	325	285,688
5.125%	04/15/29	935	810,867
5.250%	10/01/30(a)	680	566,767
5.750%	09/01/27	275	269,977
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	300,620
			3,337,617
Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,846,046
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	400	419,208
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	125	128,729
			2,393,983
Diversified Financial Services — 2.7%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	800	717,788
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	350,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,675	1,418,372
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	825	376,780
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	740,496
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	50	44,992
4.375%	05/15/31(a)	500	442,372
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,325,990
5.500%	08/15/28	175	150,054
6.000%	01/15/27(a)	510	463,611
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	700	591,158
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	300	$237,329
4.000%	09/15/30(a)	550	412,262
6.625%	01/15/28(a)	450	412,579
7.125%	03/15/26(a)	2,550	2,450,136
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	338,362
5.375%	10/15/25(a)	825	770,383
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	450	372,768
4.000%	10/15/33	750	595,435
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	650	579,312
7.875%	05/01/27(a)	675	650,693
			13,440,872
Electric — 4.8%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,366,041
5.000%	02/01/31	1,925	1,630,977
5.125%	03/15/28(a)	4,900	4,487,602
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	465	302,097
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	750	736,286
6.625%	01/15/27	442	442,588
Gtd. Notes, 144A
3.375%	02/15/29	425	353,371
3.625%	02/15/31	950	770,096
3.875%	02/15/32(a)	1,125	900,654
5.250%	06/15/29	775	715,398
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	881,540
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	883,073
5.250%	07/01/30(a)	2,355	2,182,197
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	800	706,720
8.000%(ff)	10/15/26(oo)	1,150	1,077,056
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,200	1,068,449
5.000%	07/31/27(a)	1,515	1,431,796
5.500%	09/01/26(a)	1,350	1,311,969
5.625%	02/15/27(a)	1,458	1,420,432
			23,668,342

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	1,275	$1,121,076
4.750%	06/15/28	225	203,781
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	450	457,567
7.250%	06/15/28(a)	835	858,089
			2,640,513
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,060	960,227
Engineering & Construction — 0.1%
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	429,107
4.125%	02/15/32	325	275,617
			704,724
Entertainment — 2.8%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	417	264,903
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,005	1,005,315
7.000%	02/15/30	1,375	1,398,794
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	925	811,431
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	439,056
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	89,670
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,550	1,561,148
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	975	941,801
6.250%	01/15/27	450	452,250
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	425	371,312
6.750%	02/15/29	250	216,644
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	739,381
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	850	784,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	750	$624,890
5.625%	01/15/27(a)	1,775	1,666,547
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	1,200	862,314
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	710,680
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	925,749
			13,866,690
Environmental Control — 0.2%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31	100	102,036
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	200	181,144
4.375%	08/15/29	1,000	892,500
4.750%	06/15/29	50	46,281
			1,221,961
Foods — 2.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)	800	696,069
5.875%	02/15/28	125	124,225
6.500%	02/15/28	600	604,914
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	625	581,532
5.250%	09/15/27(a)	2,010	1,729,125
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	625	482,087
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	375	366,923
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	25	22,762
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	950	906,054
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,875	1,633,688
4.875%	10/01/49(a)	750	693,995
5.000%	07/15/35	163	163,205
5.200%	07/15/45	250	242,499
5.500%	06/01/50	575	582,158

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	$22,887
4.375%	01/31/32	550	500,124
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	240,974
4.250%	04/15/31	650	567,257
Gtd. Notes, 144A
5.875%	09/30/27	2,150	2,136,526
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,435	1,286,372
5.500%	12/15/29	425	402,355
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	675	594,027
			14,579,758
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,025	988,516
5.750%	05/20/27	900	845,018
5.875%	08/20/26	493	470,915
			2,304,449
Healthcare-Products — 0.9%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)	1,050	903,953
6.750%	02/15/30	175	159,419
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,625	1,409,928
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,525	2,190,669
			4,663,969
Healthcare-Services — 3.7%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,375	1,871,402
4.625%	06/01/30	1,800	1,535,941
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $231,688; purchased 01/04/23)(f)
8.500%	05/01/26	275	225,600
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,852,591
7.500%	11/06/33	650	720,841
Gtd. Notes, MTN
7.750%	07/15/36	400	447,263
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	500	409,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	$1,574,291
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,750	1,554,833
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,025	1,636,841
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,250	1,191,804
Sr. Sec’d. Notes
4.250%	06/01/29(a)	1,825	1,649,015
4.375%	01/15/30(a)	1,475	1,324,190
Sr. Unsec’d. Notes
6.875%	11/15/31	2,350	2,254,755
			18,248,481
Home Builders — 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	725	591,385
4.625%	04/01/30(a)	700	576,200
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	1,300	1,183,283
6.750%	03/15/25	850	837,250
7.250%	10/15/29(a)	1,775	1,651,147
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,175	875,375
6.250%	09/15/27(a)	625	552,606
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29(a)	625	481,250
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	325	325,138
Gtd. Notes, 144A
3.875%	08/15/29(a)	625	535,644
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/25	275	240,460
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	317,399
5.000%	03/01/28(a)	1,300	1,165,320
KB Home,
Gtd. Notes
4.000%	06/15/31	625	541,199
4.800%	11/15/29	1,500	1,373,445
7.250%	07/15/30	225	228,515
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	277,658

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
4.950%	02/01/28	625	$582,326
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,150	1,008,550
5.250%	12/15/27(a)	1,000	937,800
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	525	511,836
6.000%	06/01/25	975	982,398
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,175	1,050,110
4.750%	04/01/29	700	611,903
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	1,075	935,255
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,625	1,599,194
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,792	1,659,861
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,190	1,144,780
			22,777,287
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	153,922
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,250	1,079,421
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	43,199
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	719,812
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	137,625
			1,980,057
Housewares — 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)	1,900	1,526,246
4.375%	02/01/32(a)	325	261,136
4.500%	10/15/29	50	43,304
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	1,172,473
			3,003,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	675	$572,675
Internet — 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	475	380,006
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	565,667
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,000	982,692
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	345,858
			2,274,223
Iron/Steel — 0.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29(a)	863	863,656
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	125	111,027
4.375%	03/15/32	225	195,086
			1,169,769
Leisure Time — 1.2%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	475	403,132
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	925	926,202
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	250	214,138
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	425	427,656
9.250%	01/15/29	350	371,105
Sr. Sec’d. Notes, 144A
8.250%	01/15/29(a)	675	706,134
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	150	133,313
5.500%	04/01/28	675	594,169
11.625%	08/15/27	1,125	1,205,854
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27(a)	250	214,588
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	850	727,281
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	250	201,614
			6,125,186

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 1.6%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	925	$779,815
4.000%	05/01/31	150	131,330
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	750	709,145
4.750%	10/15/28(a)	1,825	1,701,764
5.500%	04/15/27(a)	525	508,713
5.750%	06/15/25	25	24,949
6.750%	05/01/25(a)	955	963,042
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	617,698
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	675	543,375
5.625%	08/26/28(a)	2,025	1,721,250
			7,701,081
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	550	511,163
Machinery-Diversified — 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	450	474,896
Sr. Sec’d. Notes, 144A
7.500%	01/01/30(a)	650	671,592
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28(a)	575	485,111
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24(a)	1,504	1,485,410
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	210,638
			3,327,647
Media — 6.1%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	200	196,333
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	3,040	2,483,516
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	3,775	3,093,616
4.500%	06/01/33	315	251,194
4.750%	03/01/30(a)	2,375	2,058,215
5.000%	02/01/28(a)	930	857,813
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	$822,073
4.125%	12/01/30	575	412,899
5.375%	02/01/28	890	730,931
5.500%	04/15/27(a)	225	189,453
6.500%	02/01/29	400	336,683
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,275	1,611,711
5.000%	11/15/31	310	154,490
5.750%	01/15/30	2,725	1,378,151
7.500%	04/01/28	200	127,384
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)	6,605	80,498
Sec’d. Notes, 144A
5.375%	08/15/26(d)	6,440	348,413
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	1,036,893
7.375%	07/01/28	950	541,477
7.750%	07/01/26	4,150	2,739,011
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,275	1,225,979
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,144,377
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	725	639,813
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	272,747
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	250	222,049
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	135	120,016
5.625%	07/15/27	455	421,464
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	394,856
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	3,615	1,490,604
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	285	249,457
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	436,792
5.125%	02/15/25(a)	1,760	1,728,240
6.625%	06/01/27	1,275	1,211,248

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,475	$1,199,359
			30,207,755
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	475	423,876
Mining — 1.8%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	675	675,742
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,075	997,062
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26	200	193,288
6.875%	10/15/27(a)	625	604,688
7.500%	04/01/25(a)	2,275	2,260,338
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	600	605,744
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	525	483,319
6.125%	04/01/29(a)	1,095	1,034,775
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,317,924
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	650	547,137
4.750%	01/30/30	50	45,957
			8,765,974
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	413,120
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	512,289
			925,409
Oil & Gas — 6.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	725	711,079
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,500	1,392,969
7.625%	02/01/29	328	335,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $1,127,960; purchased 09/26/18 - 01/20/23)(f)
7.000%	11/01/26	1,150	$1,111,305
Gtd. Notes, 144A (original cost $630,370; purchased 10/13/20)(f)
9.000%	11/01/27	676	824,245
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,514	1,566,990
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	295,128
5.875%	02/01/29(a)	1,050	999,280
6.750%	04/15/29	675	669,572
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,508,142
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,384,819
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	450	388,017
6.750%	03/01/29(a)	825	751,126
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28	275	263,618
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	186,306
5.625%	10/15/25	350	343,457
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,500	1,489,132
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29	175	166,264
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	255,848
6.000%	04/15/30	1,350	1,245,102
6.000%	02/01/31(a)	900	831,870
6.250%	11/01/28(a)	1,050	998,225
6.250%	04/15/32	625	577,835
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	450	432,576
7.125%	02/01/27	1,102	1,118,530
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	858,375
7.500%	01/15/28(a)	1,250	1,150,000
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	1,300	1,258,468

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
7.375%	05/15/27	50	$48,962
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31	400	415,118
6.625%	09/01/30	100	105,270
7.150%	05/15/28	275	290,338
7.875%	09/15/31	100	112,290
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	500	443,010
4.625%	05/01/30	1,275	1,129,089
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	181,500
7.125%	01/15/26(a)	1,225	1,196,286
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,075	1,062,964
Gtd. Notes, 144A
4.750%	02/15/30(a)	650	592,727
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,525	1,347,559
5.375%	02/01/29	125	117,989
5.375%	03/15/30(a)	1,525	1,431,947
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	450	412,326
4.500%	04/30/30(a)	1,175	1,062,318
5.875%	03/15/28	100	97,555
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	250	235,000
7.500%	01/15/26	650	588,250
8.000%	02/01/27(a)	225	200,250
			34,219,920
Packaging & Containers — 1.7%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(a)	1,107	843,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	375	349,687
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	425	333,361
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	820	712,453
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	294,289
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	302,813
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	960	$825,600
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	468,646
6.750%	07/15/26	50	48,252
9.500%	11/01/28	225	226,739
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	900	768,226
10.500%	07/15/27	625	579,900
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	550	549,792
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	325	297,375
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	200,747
6.625%	05/13/27(a)	170	170,143
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	524,648
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,486
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
6.625%	11/01/25	350	323,707
9.250%	08/01/24	225	223,287
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	325	288,243
			8,458,101
Pharmaceuticals — 1.9%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	500	416,740
5.125%	03/01/30(a)	1,100	933,615
6.125%	08/01/28	820	750,981
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	581,529
5.000%	02/15/29	1,600	593,417
5.250%	01/30/30	750	277,969
5.250%	02/15/31	1,250	479,687
6.250%	02/15/29	6,510	2,408,700
7.000%	01/15/28	250	102,500
9.000%	12/15/25(a)	500	399,375
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	350	322,000

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	450	$414,160
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	950	843,281
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	900	708,882
			9,232,836
Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	750	706,354
5.750%	01/15/28	1,825	1,754,083
7.875%	05/15/26	200	204,297
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	801,456
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	2,250	2,130,455
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	150	128,957
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	400,413
Gtd. Notes, 144A
6.450%	11/03/36	200	207,043
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	524,081
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	45,393
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	99,907
6.500%	07/01/27(a)	810	784,378
7.500%	06/01/27	175	175,640
7.500%	06/01/30	175	169,477
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	369,278
7.000%	08/01/27	260	249,907
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	1,737,472
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,625	1,495,374
6.000%	12/31/30	975	870,745
6.000%	09/01/31	325	287,625
7.500%	10/01/25	175	175,464
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	$757,654
4.125%	08/15/31	240	210,748
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	275	263,677
4.300%	02/01/30	575	522,999
5.500%	08/15/48	300	258,486
			15,331,363
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,925	1,726,460
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,770,066
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	625	528,861
4.375%	02/01/31(a)	700	562,967
5.375%	08/01/28(a)	720	656,065
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,201,641
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	1,050	765,107
5.750%	01/15/29	200	149,612
			7,360,779
Real Estate Investment Trusts (REITs) — 1.8%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	393,633
9.750%	06/15/25	1,112	1,075,813
Sr. Unsec’d. Notes
4.750%	05/01/24	50	45,264
4.750%	02/15/28(a)	2,350	1,585,946
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	825	551,268
5.000%	10/15/27(a)	1,200	986,764
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	1,435	1,443,611
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	281,058
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	330	287,051

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	$1,092,028
4.625%	12/01/29	1,175	1,079,542
			8,821,978
Retail — 4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,800	2,401,000
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	450	418,500
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	1,600	915,433
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	67,662
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	150	117,489
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	122,704
Sr. Unsec’d. Notes
3.875%	05/15/23	250	249,165
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	500	402,221
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	750	691,875
8.500%	10/30/25	1,075	1,003,781
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	150	140,355
5.875%	04/01/29	330	282,470
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	1,375	1,129,868
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	373,056
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,400	1,113,081
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)	800	559,246
3.875%	10/01/31	1,000	678,623
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,000	768,657
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,025	856,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,620	$1,125,222
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	155,540
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	350	303,128
7.500%	10/15/27	575	568,391
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	2,600	2,569,483
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	1,000	826,266
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	267,793
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31(a)	1,775	1,548,156
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	1,500	1,345,500
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	625	543,023
			21,544,535
Software — 0.3%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,660	1,509,299
Telecommunications — 3.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	1,150	1,060,875
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $221,783; purchased 06/23/20 - 10/03/22)(f)
8.000%	04/01/25	682	271,220
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $1,327,720; purchased 05/22/20 - 03/09/23)(f)
8.000%	12/31/26	2,278	455,506
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $624,050; purchased 10/28/22 - 12/15/22)(f)
13.000%	12/31/25	931	586,845
Sr. Sec’d. Notes, 144A (original cost $1,224,500; purchased 03/07/19 - 03/15/23)(f)
8.750%	05/25/24(a)	1,250	1,137,500
Sr. Sec’d. Notes, 144A (original cost $1,014,594; purchased 05/22/20 - 07/30/20)(f)
8.750%	05/25/24	1,058	962,894

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $4,459,150; purchased 09/26/17 - 11/21/22)(f)
6.750%	06/01/23	5,725	$1,145,000
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	675	644,429
7.000%	10/15/28(a)	1,200	1,135,128
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,595	2
Gtd. Notes, 144A
8.500%	10/15/24^(d)	25	—
9.750%	07/15/25^(d)	3,955	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	2,355	2,158,899
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	77,411
4.250%	07/01/28	460	259,222
4.625%	09/15/27	655	393,465
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	316,086
10.500%	05/15/30	490	469,606
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	77,283
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	462,169
8.750%	03/15/32	731	889,662
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	885	919,111
7.625%	03/01/26	500	528,792
7.875%	09/15/23	1,175	1,184,561
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	2,100	1,991,973
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	510	386,829
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	660	400,174
			17,914,646
Transportation — 0.0%
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	225	233,924
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	775	707,106

Total Corporate Bonds (cost $462,754,366)			395,260,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans — 2.7%
Airlines — 0.3%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.568%(c)	04/21/28	1,221	$1,212,207
Chemicals — 0.1%
Venator Materials LLC,
Initial Term Loan, 3 Month LIBOR + 3.000%
8.159%(c)	08/08/24	548	355,308
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29	334	313,830
Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 5.000%
10.415%(c)	07/30/26	1,864	589,441
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
8.753%(c)	10/06/28	782	658,919
Insurance — 0.2%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
10.090%(c)	01/20/29	1,290	1,060,380
Media — 0.3%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.327%(c)	01/17/28	590	545,259
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%
12.775%(c)	05/25/26	957	890,162
Second Lien Term loan
8.025%	08/24/26	2,226	138,552
			1,573,973
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
13.815%(c)	11/01/25	1,385	1,466,369
Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 1 Month LIBOR + 4.250%
9.090%(c)	03/31/26	316	301,335
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.590%(c)	03/06/28	562	554,633
			855,968
Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
8.590%(c)	10/02/25	702	691,821
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
10.340%(c)	02/27/26	250	240,804

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software (cont’d.)
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
12.075%(c)	06/13/25	1,225	$975,406
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
8.325%(c)	06/13/24	178	166,095
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.098%(c)	07/14/28	1,165	980,721
			3,054,847
Telecommunications — 0.4%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24	100	89,015
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%
8.676%(c)	01/31/30	435	426,300
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%
8.840%(c)	10/02/28	1,426	1,143,862
Initial Term Loan- Second Lien, 1 Month LIBOR + 7.000%
11.840%(c)	10/01/29^	565	339,000
			1,998,177

Total Floating Rate and Other Loans (cost $15,888,479)			13,139,419
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.831%(cc)	10/25/35	4	2,754
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.170%(cc)	10/25/35	2	1,258
Series 2006-HY13, Class 4A1
3.973%(cc)	02/25/37	1	1,228
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
4.971%(c)	07/20/46	2	1,683
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.055%(c)	10/25/46	15	7,926
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.893%(cc)	03/20/36	3	2,307
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.890%(cc)	09/25/37	6	5,458
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
5.121%(c)	07/19/46	4	2,136
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.225%(c)	09/25/46	3	2,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	$5,323
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.055%(c)	04/25/46	2	1,320
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.109%(cc)	02/25/36	9	6,913
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	1,478
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.650%(cc)	02/25/37	2	1,351
Series 2007-HY01, Class 4A1
3.601%(cc)	02/25/37	2	2,020

Total Residential Mortgage-Backed Securities (cost $52,970)			45,676
U.S. Treasury Obligations — 3.3%
U.S. Treasury Notes
2.750%	04/30/27(k)	1,854	1,786,937
3.000%	07/31/24(a)	9,849	9,667,794
3.875%	11/30/27(a)	5,000	5,052,735

Total U.S. Treasury Obligations (cost $16,671,183)			16,507,466

	Shares
Common Stocks — 2.0%
Chemicals — 0.2%
TPC Group, Inc.*^	49,934	998,680
Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,273,580; purchased 02/28/19)*^(f)	11,836	1,183,600
Keycon Power Holdings LLC*^	2,150	272,835
		1,456,435
Gas Utilities — 0.5%
Ferrellgas Partners LP (Class B Stock)^	13,116	2,261,600
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	44,042	1,057,008
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.	32,875	2,499,815
Wireless Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	52,734	1,371,084

Total Common Stocks (cost $6,438,115)		9,644,622

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Preferred Stocks — 0.6%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	$297,553
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,045
Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $3,061,417)		3,149,599

	Units
Rights* — 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,521	52,619
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,521	10,929

Total Rights (cost $0)		63,548

Total Long-Term Investments (cost $534,389,138)		467,448,268

	Shares
Short-Term Investments — 23.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	19,088,698	19,088,698
PGIM Institutional Money Market Fund (cost $98,712,767; includes $98,250,079 of cash collateral for securities on loan)(b)(wa)	98,819,897	98,770,487

Total Short-Term Investments (cost $117,801,465)		117,859,185

TOTAL INVESTMENTS—118.3% (cost $652,190,603)		585,307,453

Liabilities in excess of other assets(z) — (18.3)%		(90,360,365)

Net Assets — 100.0%		$494,947,088

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
DAC	Designated Activity Company
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,006,675 and 1.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,373,863; cash collateral of $98,250,079 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,377,176. The aggregate value of $8,472,006 is 1.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
78	2 Year U.S. Treasury Notes	Jun. 2023	$16,103,344	$175,291
312	5 Year U.S. Treasury Notes	Jun. 2023	34,166,437	505,322
147	10 Year U.S. Treasury Notes	Jun. 2023	16,893,516	479,334
17	20 Year U.S. Treasury Bonds	Jun. 2023	2,229,656	89,398
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	987,875	40,128
				$1,289,473
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	12,290	4.631%	$(37,778)	$205,035	$242,813
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.870%	BNP	06/20/23	(5,650)	$(3,790)	$—	$(3,790)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.870%	GSI	06/20/23	(5,638)	11,280	—	11,280
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.870%	BNP	09/20/23	(5,650)	(7,577)	—	(7,577)
A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.870%	GSI	09/20/23	(5,638)	$8,462	$—	$8,462
					$8,375	$—	$8,375
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17